GOVERNMENT SUBSIDIES	12 Months Ended
Aug. 31, 2021
Government Subsidies [Abstract]
GOVERNMENT SUBSIDIES	GOVERNMENT SUBSIDIESOn April 1, 2020, Department of Finance Canada announced the CEWS, which would subsidize 75% of employee wages, retroactive to March 15, 2020, to Canadian employers whose business had been affected by COVID-19 to enable them to re-hire workers previously laid off as a result of the pandemic, help prevent further job losses, and to better position companies to resume normal operations following the crisis. Also, on October 9, 2020, the creation of the new Canada Emergency Rent Subsidy ("CERS") program was announced to provide support to qualifying tenants and property owners in the form of rent subsidy that is made available to organizations that continue to endure declining revenues, and the lockdown support, which provides an additional top-up to those entities that must either close or significantly restrict their activities due to a public health order. Under these programs, the Company applied for subsidies for the year ended August 31, 2021 of $8,147 (August 31, 2020 - $7,883), which has been included as government subsidies in the statements of operations and comprehensive loss.